Summary of Significant Accounting Policies - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 30,057	$ 23,371